Stock-Based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Shares	2,375,000	17,416,710
Granted, Shares	0	0
Vested, Shares	(2,137,500)	(14,388,585)
Forfeited, Shares	0	(653,125)
Ending Balance, Shares	237,500	2,375,000
Beginning Balance, Weighted Average Grant-Date Fair Value	$ 0.93	$ 0.37
Granted, Weighted Average Grant-Date Fair Value	0	0
Forfeited, Weighted Average Grant-Date Fair Value	0.93	0.26
Vested, Weighted Average Grant-Date Fair Value	0	0.93
Ending Balance, Weighted Average Grant-Date Fair Value	$ 0.93	$ 0.93
Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Shares	5,209	231,254
Granted, Shares	0	0
Vested, Shares	(5,209)	(226,045)
Forfeited, Shares	0	0
Ending Balance, Shares	0	5,209
Beginning Balance, Weighted Average Grant-Date Fair Value	$ 0.93	$ 0.93
Granted, Weighted Average Grant-Date Fair Value	0	0
Forfeited, Weighted Average Grant-Date Fair Value	0.93	0.30
Vested, Weighted Average Grant-Date Fair Value	0	0
Ending Balance, Weighted Average Grant-Date Fair Value	$ 0	$ 0.93